Income Taxes	12 Months Ended
Mar. 31, 2020
Disclosure Of Income Tax [Abstract]
Income Taxes
18.	Income taxes:

Deferred taxes expense:

	2020	2019

Origination and reversal of temporary differences	$(6,300,795)	$(5,016,319)
Change in unrecognized deductible temporary differences	10,902,135	5,186,330
Deferred tax expense	$4,601,340	$170,011

Reconciliation of effective tax rate:

	2020	2019

Loss before income taxes	$(56,261,922)	$(23,021,688)

Basic combined Canadian statutory income tax rate [1]	26.58%	26.68%
Income tax	$(14,954,419)	$(6,142,186)
Increase (decrease) resulting from:
Change in unrecognized deductible temporary differences	10,902,135	5,186,330
Permanent difference on impairment on goodwill	4,525,915	—
Non-deductible stock-based compensation	4,410,842	990,472
Difference in statutory tax rates of foreign subsidiaries	(190,567)	—
Other permanent differences and other	(92,566)	135,395
Total tax expense	$4,601,340	$170,011
[1]	The Canadian combined statutory income tax rate has decreased due to a reduction in the provincial statutory income tax rate.

Recognized deferred tax assets and liabilities:

The details of changes of deferred income taxes are as follows for the year ended March 31, 2020:

	Balance as at	Foreign		Balance as at
	March 31,	exchange	Recognized in	March 31,
	2019	effect	net income	2020

Tax losses carried forward	$5,926,010	$104,541	$1,902,655	$7,933,206
Research and development expenses	244,173	—	67,738	311,911
Intangible assets	(1,041,732)	27,293	686,591	(327,848)
Right-of-use assets	—	(5,165)	(344,365)	(349,530)
Goodwill	—	(311,098)	(6,744,802)	(7,055,900)
Property, plant and equipment	(3,813,728)	(37,777)	(804,544)	(4,656,049)
Lease liabilities	—	5,621	202,260	207,881
Tax credits receivable	(40,555)	—	(8,330)	(48,885)
Prepaid royalty income	(1,471,349)	—	441,457	(1,029,892)
	$(197,181)	$(216,585)	$(4,601,340)	$(5,015,106)

The details of changes of deferred income taxes are as follows for the year ended March 31, 2019:

	Balance as at		Balance as at
	March 31,	Recognized in	March 31,
	2018	net income	2019

Tax losses carried forward	$7,341,814	$(1,415,804)	$5,926,010
Research and development expenses	245,177	(1,004)	244,173
Intangible assets	(1,196,882)	155,150	(1,041,732)
Property, plant and equipment	(4,463,815)	650,087	(3,813,728)
Tax credits receivable	(40,708)	153	(40,555)
Prepaid royalty income	(1,912,756)	441,407	(1,471,349)
	$(27,170)	$(170,011)	$(197,181)

As at March 31, 2020, no deferred tax liability was recognized for temporary differences arising from investments in subsidiaries because the Corporation controls the decisions affecting the realization of such liabilities and it is probable that the temporary differences will not reverse in the foreseeable future.

As at March 31, 2020, the amounts and expiry dates of tax attributes and temporary differences, for which no tax assets have been recognized, which are available to reduce future years’ taxable income were as follows. Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profit will be available against which the Corporation can utilise the benefits there from.

	Federal	Provincial
Tax losses carried forward
2035	$11,254,000	$6,276,000
2036	3,052,000	3,052,000
2037	9,050,000	10,499,000
2038	27,000	22,000
2039	9,971,000	10,595,000
2040	42,768,000	42,768,000
	$76,122,000	$73,212,000

Research and development expenses, without time limitation	$11,415,000	$16,091,000

Other deductible temporary differences, without time limitation	$5,212,000	$5,212,000

As at March 31, 2020, the Corporation had realized and unrealized capital losses of $20,386,757 ($21,733,388 in 2019) that can be carried forward indefinitely, for which no deferred tax assets have been recognized. These losses may only be applied against future capital gains and the Corporation does not expect to generate capital gains in the near future.

Tax credits receivable and recoverable:

Tax credits receivable comprise research and development investment tax credits receivable from the provincial government amounting to $14,336 ($49,685 as at March 31, 2019) which relate to qualifiable research and development expenditures under the applicable tax laws.

Tax credits recoverable of $184,470 ($152,464 as at March 31, 2019) comprise research and development investment tax credits recoverable against income taxes otherwise payable to the federal government.

Unused federal Research and Development investment tax credits, for which no benefit has been recognized, may be used to reduce future federal income taxes payable and expire as follows:

2022	$76,000
2023	217,000
2024	75,000
2025	54,000
2026	91,000
2027	145,000
2028	64,000
2029	107,000
2030	206,000
2031	244,000
2032	129,000
2033	124,000
2034	106,000
2035	263,000
2036	210,000
2037	159,000
2038	63,000
2039	41,000
$2,374,000

The amounts recorded as tax credits receivable or recoverable are subject to a government tax audit and the final amount received may differ from those recorded.